NOTES PAYABLE (Details)								2 Months Ended	6 Months Ended		12 Months Ended
	Nov. 10, 2014 USD ($) $ / shares shares	May. 06, 2013 USD ($) $ / shares shares	Feb. 12, 2013 USD ($) $ / shares shares	Jan. 15, 2013 USD ($)	Nov. 15, 2012 USD ($) $ / shares $ / item shares	Nov. 09, 2012 USD ($) shares	Apr. 12, 2012 USD ($)	Dec. 31, 2012 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Sep. 13, 2013 $ / shares	May. 31, 2013 USD ($)
NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage						8.00%
Notes Payable, Current						$ 368,059
Accounts Payable, Current									$ 108,139		$ 24,600	$ 161,225
Debt Conversion, Original Debt, Amount						$ 545,958					$ 550,000	2,915,000
Conversion of Stock, Shares Issued (in Shares) | shares						74,669
Debt Instrument, Convertible, Terms of Conversion Feature						The 8% Convertible Note is convertible into shares of the Company's Common Stock at a conversion price equal to the greater of: (i) $7.50 per share or (ii) the price per share at which Common Stock is sold in a subsequent financing. Upon effectiveness of the registration statement covering the resale of such shares, the 8% Convertible Note will automatically convert into shares of the Company's Common Stock at the applicable conversion price. The aggregate grant date fair value of the common stock was applied to the principal amount of the May 2013 Debenture to determine the debt discount
Debt Instrument, Unamortized Discount		$ 229,691
Amortization of Financing Costs												234,500
Debt Instrument, Unamortized Discount (Premium), Net												223,419
Amortization of Debt Discount (Premium)										$ 125,550	$ 223,419	$ 751,126
Repayments of Convertible Debt											50,000
Stock Issued During Period, Value, Issued for Services									$ 128,401		$ 195,468
Senior Secured Convertible Debentures [Member]
NOTES PAYABLE (Details) [Line Items]
Proceeds from Convertible Debt				$ 50,000			$ 515,000
Debt Instrument, Interest Rate, Stated Percentage											8.00%
Debt Instrument, Maturity Date							Jun. 30, 2013
Debt Instrument, Face Amount												$ 515,000
Debt Instrument, Increase, Accrued Interest												$ 30,764
Debt Instrument, Convertible, Number of Equity Instruments												400,000
Cancellation of Unissued Common Stock Shares (in Shares) | shares												257,727
Available-for-sale Debt Securities, Gross Unrealized Loss												$ 5,459,582
Aztec [Member]
NOTES PAYABLE (Details) [Line Items]
Accounts Payable, Current						$ 177,899
May 2013 Debenture [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		10.00%
Debt Instrument, Face Amount												2,400,000
Debt Instrument, Increase, Accrued Interest												120,000
Debt Instrument, Unamortized Discount														$ 229,691
Amortization of Financing Costs												$ 234,500
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares		$ 12.50										$ 6.50	$ 12.50
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares		24,000
Debt Conversion Converted Instrument Expiration Period		2 years
Proceeds from Issuance of Debt		$ 2,400,000
Amortization of Debt Discount (Premium)												$ 229,691
Gain (loss) on Debt Modification and Conversion Inducement												$ 1,351,400
Debt Conversion, Converted Instrument, Amount		$ 254,400
Stock Issued During Period, Shares, Conversion of Notes Payable and Accrued Interest (in Shares) | shares												388,000
Debt Instrument, Fee Amount												$ 62,500
Stock Issued During Period, Shares, Issued for Services (in Shares) | shares												20,000
Stock Issued During Period, Value, Issued for Services												$ 172,000
Convertible Note [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Conversion, Original Debt, Amount			$ 550,000
Debt Instrument, Unamortized Discount						$ 341,224
Amortization of Financing Costs												244,705
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares			$ 7.50
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares			73,733
Purchase Agreement [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					10.00%
Debt Instrument, Unamortized Discount					$ 225,000
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares					$ 10.00
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares					250
Private Offering, Maximum Limit Amount					$ 3,000,000
Private Offering Per Unit Cost (in Dollars per Item) | $ / item					50,000
Debt Conversion Converted Instrument Expiration Period					2 years
Number of Units Sold								9
Proceeds from Issuance of Debt								$ 450,000
Debt Instrument, Increase (Decrease), Other, Net												150,000
Debt Instrument, Unamortized Discount (Premium), Net												268,210
Amortization of Debt Discount (Premium)											$ 223,419	267,272
Long-term Debt, Gross												$ 376,581
November 2012 Debentures [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Face Amount	$ 50,000
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares	$ 4.00										$ 3.83
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares	550										143,550
Long-term Debt, Gross											$ 550,000
Gain (loss) on Debt Modification and Conversion Inducement											413,917
Repayments of Convertible Debt											$ 50,000
Scenario, Forecast [Member] | May 2013 Debenture [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares													$ 6.50